Related Party Transactions (Details Narrative) (10-K) - USD ($)		9 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party loan payable		$ 4,813,252	$ 3,311,844	$ 962,325
Common stock, value		$ 200,000		$ 120,000
Shares issued during acquisition				761,905
Percentage of monthly rent payments				50.00%
Percentage of common stock owned			32.00%	57.00%
Predecessor [Member] | Employee Benefits Solutions, Inc [Member]
Rent expense	$ 4,125
Commissions	35,009
Predecessor [Member] | Stockholder [Member] | Employee Benefits Solutions, Inc [Member]
Related party note receivable	570				$ 570
Related party note payable	$ 31,943				31,943
Note receivable forgiveness					$ 5,000
FHA/TSB Acquisition [Member] | Successor [Member]
Acquisition			$ 300,981
Transaction cost			83,162
USBA Acquisition [Member] | Successor [Member]
Acquisition			160,523
Transaction cost			44,353
CCS Acquisition [Member] | Successor [Member]
Acquisition			242,484
Transaction cost			113,247
SWMT Acquisition [Member] | Successor [Member]
Acquisition			335,169
Transaction cost			122,660
FIS Acquisition [Member] | Successor [Member]
Acquisition			779,099
Transaction cost			63,663
ABC Acquisition [Member] | Successor [Member]
Acquisition			1,378,961
The Referral Depot LLC [Member] | Successor [Member]
Acquisition			$ 50,000